DIVESTITURES Oher Discontinued Operations (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 01, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations, net of tax	$ (217)	$ (158)	$ (82)	$ (60)	$ 60	$ 155	$ (256)	$ 765	$ 517	$ 724	$ 4,185
Gain (Loss) on Disposition of Business									$ 593
Common Stock, Par or Stated Value Per Share	$ 0.01								$ 0.01
DuPont | Subsequent Event [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
DuPont Common Stock, Par Value Per Share												$ 0.01
Historical EID - Other [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations, net of tax									$ 49	86
Historical EID Crop Protection and R&D [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations, net of tax										80
Non-core
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (Loss) on Disposition of Business										28
Electronics & Industrial
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (Loss) on Disposition of Business									197
Gain (Loss) on Disposition of Business, Net of Tax									102
Proceeds from Divestiture of Businesses									420
Corporate
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (Loss) on Disposition of Business									396	28
Gain (Loss) on Disposition of Business, Net of Tax									236	$ 22
Proceeds from Divestiture of Businesses									550
proceeds from supply agreement settlement									$ 175